BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2025
Business Combinations [Abstract]
BUSINESS COMBINATIONS
6.	BUSINESS COMBINATIONS

On July 31, 2025, the Company acquired 100% of the outstanding shares of ReturnGo, an AI-powered return and exchange solution which allow the Global-e's merchants to provide flexible, best-in-class return experiences to their customers worldwide.

In accordance with the acquisition method of accounting, the total purchase price for the ReturnGo Acquisition was $18,957, comprised of cash in the amount of $18,889 and a portion relating to the acquisition date fair-value based measure of the ReturnGo’s awards that was attributable to pre-acquisition service in the amount of $68. In addition to the purchase consideration and pursuant to holdback agreements with ReturnGo’s certain employees, the Company placed in escrow an amount of $1,000 which is subject to continued employment over the period of two years.

Under the preliminary purchase price allocation, the Company allocates the purchase price to tangible and identified intangible assets acquired and liabilities assumed based on the preliminary estimates of their fair values, which were determined using generally accepted valuation techniques based on estimates and assumptions made by management at the time of the acquisition. Such estimates are subject to change during the measurement period which is not expected to exceed one year. Any adjustments to the preliminary purchase price allocation identified during the measurement period will be recognized in the period in which the adjustments are determined.

Goodwill represents the purchase price paid in excess of the fair value of net tangible and intangible assets acquired, and is attributable primarily to expected synergies, economies of scale and the assembled workforce of ReturnGo. Goodwill is not deductible for income tax purposes.

Acquisition-related transaction costs are not included as components of consideration transferred but are accounted for as expenses in the period in which the costs are incurred. The Company incurred transaction costs of $325 as part of the acquisition, which were included in general and administrative expenses in the consolidated statements of operations.

The following summarizes the preliminary fair value of assets acquired and liabilities assumed as of the acquisition date:

Cash and restricted cash	$1,132
Short-term deposit	47
Accounts receivable and other current assets	240
Fixed assets, net	17
Intangible assets	11,833
Goodwill	7,833
Total assets acquired	21,102

Liabilities
Deferred tax liability, net	357
Accounts payable	46
Other accounts payable and accrues expenses	1,645
Other long-term liabilities	97
Total liabilities assumed	2,145

Total purchase consideration	$18,957

The following table summarizes the preliminary estimate of the intangible assets and their estimated useful lives as of the acquisition date:

	Fair Value	Useful life
		(In years)

Technology (1)	$8,641	5
Customer Relationships (1)	3,192	4

Total Intangible assets acquired	$11,833

(1)	The fair value of the assets above were determined using the income approach.

The results of operations of ReturnGo have been included in the consolidated financial statements since the acquisition date of July 31, 2025. Revenue and net loss included in the Company’s statements of operations from July 31, 2025, through December 31, 2025, were immaterial. Pro forma results of ReturnGo’s acquisition have not been presented as they are not material to the Company’s consolidated financial statements.